INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes (benefits)

	For the Years Ended December 31,
INCOME TAXES:	2024	2023	2022
	(In millions)
Currently payable (receivable) -
Federal	$(43)	$38	$58
State	15	8	9

	(28)	46	67

	For the Years Ended December 31,
INCOME TAXES:	2024	2023	2022
	(In millions)
Deferred, net -
Federal	173	70	25
State	17	20	20

	190	90	45

Investment tax credit amortization	—	—	(1)

Total income taxes	$162	$136	$111

Schedule of reconciliation of federal income tax expense at the federal statutory rate to the total provision for income taxes	The following table reconciles the effective income tax rate to the federal income tax statutory rate for the three and nine months ended September 30, 2025 and 2024:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
	(In millions)
Income before income taxes (benefits)	$178	$148	$496	$457

Federal income tax expense at the 21% statutory rate	$37	$31	$104	$96
Increases (reductions) in tax expense resulting from:
State income taxes, net of federal tax benefit	8	7	22	21
AFUDC equity and other flow-through	(4)	(2)	(10)	(7)
Taxes related to the FET Equity Interest Sale, net	—	—	—	23
Remeasurement of excess deferred income	(70)	—	(70)	—
Excess deferred tax amortization	5	—	3	(1)
Other, net	—	1	(1)	1

Total income taxes (benefits)	$(24)	$37	$48	$133

Effective income tax rate	(13.5)%	25.0%	9.7%	29.1%

The following table provides a reconciliation of federal income tax expense at the federal statutory rate to the total income taxes for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
(In millions)	2024	2023	2022
Book income before income taxes	$573	$574	$464

Federal income tax expense at statutory rate (21%)	$120	$121	$97
Increases (reductions) in taxes resulting from-
State income taxes, net of federal income tax benefit	28	28	24
State and municipal valuation allowances	—	(4)	—
AFUDC equity and other flow-through	(9)	(5)	(7)
Excess deferred amortization due to the Tax Act	(2)	(3)	(2)
Taxes related to the FET Equity Interest Sale, net	24	—	—
Other, net	1	(1)	(1)

Total income taxes	$162	$136	$111

Effective income tax rate	28.3%	23.7%	23.9%

Schedule of accumulated deferred income taxes
Accumulated deferred income taxes as of December 31, 2024 and 2023, were as follows:

	As of December 31,
(In millions)	2024	2023
Property basis differences	$1,370	$1,283
Regulatory asset/liability	64	98
Loss carryforwards and tax credits	(40)	(184)
Valuation allowances	22	22
Other	(4)	(1)

Accumulated deferred income tax liability, net	$1,412	$1,218

Schedule of valuation allowance roll forward
The following table summarizes the changes in valuation allowances on DTAs related to state NOLs discussed above for the years ended December 31, 2024, 2023 and 2022.

	As of December 31,
(In millions)	2024	2023	2022
Beginning of year balance	$22	$27	$28
Charged to income	—	(5)	(1)
Charged to other accounts	—	—	—
Write-offs	—	—	—

End of year balance	$22	$22	$27